Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 2,913,175	$ 3,266,711
Allowance for credit loss	3,219,545	1,092,957
Total deferred tax assets	6,132,720	4,359,668
Valuation allowance	(6,132,720)	(4,359,668)
Total deferred tax assets, net